INVESTMENTS IN DIRECT FINANCING LEASES - Related Party Transactions (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2016 vessel	Jun. 30, 2015 USD ($)
Related Party Transaction [Line Items]
Capital Leases, Future Minimum Payments Receivable	$ 916,765,000
Number of VLCCs and Suezmaxes Chartered | vessel		12
Frontline Charterers [Member]
Related Party Transaction [Line Items]
Capital Leases, Future Minimum Payments Receivable	$ 463,800,000
Number of VLCCs and Suezmaxes Chartered | vessel	9
Cash reserve per vessel			$ 2,000,000
Frontline Management [Member] | Vessels Leased to Frontline Charterers [Member]
Related Party Transaction [Line Items]
Related Party Transactions Daily Vessel Management Fee	$ 9,000